Condensed Parent Company Financial Information - Summary of Condensed Financial Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
ASSETS
Cash and due from banks	$ 17,648	$ 23,214
Fair Value, Available-for-sale	112,146	85,528
TOTAL ASSETS	818,683	731,722
LIABILITIES AND SHAREHOLDERS’ EQUITY
Total liabilities	733,207	655,186
Total shareholders’ equity	85,476	76,536	$ 70,532	$ 65,415
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	818,683	731,722
Parent Company [Member]
ASSETS
Cash and due from banks	871	969
Investment in subsidiary bank	84,422	75,422
Fair Value, Available-for-sale	92	83
Other assets	142	144
TOTAL ASSETS	85,527	76,618
LIABILITIES AND SHAREHOLDERS’ EQUITY
Total liabilities	51	82
Total shareholders’ equity	85,476	76,536
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 85,527	$ 76,618